Share based payments - RSU activity (Details) - shares	1 Months Ended	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercised (in share)		(516,487)
Restricted share units (RSU)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning balance (in shares)		931,500
Granted (in shares)		0
Exercised (in share)	(516,487)	(741,600)
Ending balance (in shares)	189,900	189,900